EXPENSES BY NATURE - Classified by nature (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
EXPENSES BY NATURE
Depreciation and amortisation	R$ (2,499,104)	R$ (2,074,295)	R$ (1,891,814)
Labor expenses	(5,867,265)	(5,175,373)	(5,724,352)
Raw material and consumption material	(26,945,440)	(25,890,618)	(29,623,418)
Freight	(2,572,293)	(2,300,439)	(2,770,516)
Impairment of non-financial assets	(411,925)	0	0
Gains and losses on assets held for sale and sales of interest in subsidiaries	0	0	(414,507)
Other expenses/income, net	(476,818)	(1,002,301)	(1,697,786)
Total Expenses	R$ (38,772,845)	R$ (36,443,026)	R$ (42,122,393)